SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Embedded conversion option liabilities	$ 58,124	$ 54,220	$ 177,009
Total	58,124	54,220	177,009	$ 698,264
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Embedded conversion option liabilities	58,124	54,220	177,009
Total	$ 58,124	$ 54,220	$ 177,009